Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 1,099,003
Provided for the year	136,572	$ 19,617	¥ 146,075	¥ 147,959
Ending balance	1,076,731	154,663	1,099,003
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,224,357		2,370,139
Additions	114,928		1,958
Disposals/Eliminated on disposal	(12,565)		(147,740)
Ending balance	2,326,720		2,224,357	2,370,139
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,125,354		1,097,365
Provided for the year	136,572		146,075
Disposals/Eliminated on disposal	(11,937)		(118,086)
Ending balance	1,249,989		1,125,354	1,097,365
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	564,026
Ending balance	515,649	74,069	564,026
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	953,260		953,260
Ending balance	953,260		953,260	953,260
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	389,234		340,857
Provided for the year	48,377		48,377
Ending balance	437,611		389,234	340,857
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	533,149
Ending balance	559,022	80,298	533,149
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,252,047		1,361,974
Additions	114,467		789
Transfer			36,139
Disposals/Eliminated on disposal	(11,423)		(146,855)
Ending balance	1,355,091		1,252,047	1,361,974
Plant and machinery [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	718,898		739,014
Provided for the year	88,023		97,129
Disposals/Eliminated on disposal	(10,852)		(117,245)
Ending balance	796,069		718,898	739,014
Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	575
Ending balance	974	140	575
Furniture, fixtures and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,738		6,738
Additions	461
Disposals/Eliminated on disposal	(118)
Ending balance	7,081		6,738	6,738
Furniture, fixtures and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,163		6,055
Provided for the year	56		108
Disposals/Eliminated on disposal	(112)
Ending balance	6,107		6,163	6,055
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,253
Ending balance	1,086	156	1,253
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,312		13,197
Additions	0
Disposals/Eliminated on disposal	(1,024)		(885)
Ending balance	11,288		12,312	13,197
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,059		11,439
Provided for the year	116		461
Disposals/Eliminated on disposal	(973)		(841)
Ending balance	10,202		11,059	11,439
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0	$ 0	0
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			34,970
Additions	0		1,169
Transfer			¥ (36,139)
Ending balance	0			¥ 34,970
Construction in progress [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	¥ 0